Notes to portfolio of investments—March 31, 2021 (unaudited)

	Shares	Value
Common stocks: 99.94%
Communication services: 3.06%
Interactive media & services: 3.06%
Bumble Incorporated Class A †	3,088	$ 192,629
InterActiveCorp †	16,472	3,563,058
Match Group Incorporated †	24,700	3,393,286
		7,148,973
Consumer discretionary: 13.64%
Diversified consumer services: 1.65%
Chegg Incorporated †	45,000	3,854,700
Hotels, restaurants & leisure: 3.32%
Chipotle Mexican Grill Incorporated †	3,600	5,114,952
Domino's Pizza Incorporated	7,194	2,645,881
		7,760,833
Internet & direct marketing retail: 7.45%
Chewy Incorporated Class A †	30,800	2,609,068
Etsy Incorporated †	27,611	5,568,310
Magnite Incorporated †	59,000	2,454,990
MercadoLibre Incorporated †	4,603	6,776,260
		17,408,628
Leisure products: 1.22%
Callaway Golf Company	106,410	2,846,468
Financials: 2.21%
Capital markets: 1.50%
MarketAxess Holdings Incorporated	7,000	3,485,440
Consumer finance: 0.71%
LendingTree Incorporated †«	7,800	1,661,400
Health care: 29.79%
Biotechnology: 6.03%
Black Diamond Therapeutics Incorporated †	23,500	570,110
CRISPR Therapeutics AG †	7,127	868,425
Deciphera Pharmaceuticals Incorporated †	18,811	843,485
Mirati Therapeutics Incorporated †	5,900	1,010,670
Natera Incorporated †	33,323	3,383,617
ORIC Pharmaceuticals Incorporated †	42,340	1,037,330
Turning Point Therapeutics Incorporated †	18,137	1,715,579
Twist Bioscience Corporation †	14,710	1,821,981
Zai Lab Limited ADR †	17,212	2,296,597
Zymeworks Incorporated †	17,300	546,334
		14,094,128
Health care equipment & supplies: 11.04%
ABIOMED Incorporated †	8,400	2,677,333
Align Technology Incorporated †	8,800	4,765,465
DexCom Incorporated †	9,500	3,414,205
Inari Medical Incorporated †	42,600	4,558,200
Insulet Corporation †	12,399	3,235,147
See accompanying notes to portfolio of investments

Wells Fargo VT Discovery Fund  |  1

Notes to portfolio of investments—March 31, 2021 (unaudited)

	Shares	Value
Health care equipment & supplies (continued)
iRhythm Technologies Incorporated †	19,211	$ 2,667,639
Shockwave Medical Incorporated †	34,352	4,474,692
		25,792,681
Health care providers & services: 8.28%
Amedisys Incorporated †	12,554	3,324,174
Chemed Corporation	5,600	2,574,992
Guardant Health Incorporated †	30,000	4,579,500
HealthEquity Incorporated †	43,783	2,977,244
Oak Street Health Incorporated †	56,624	3,072,984
Option Care Health Incorporated †	159,300	2,825,982
		19,354,876
Health care technology: 0.32%
Schrodinger Incorporated †	9,800	747,642
Life sciences tools & services: 4.12%
10x Genomics Incorporated Class A †	22,400	4,054,400
Berkeley Lights Incorporated †	40,428	2,030,698
Bio-Rad Laboratories Incorporated Class A †	6,200	3,541,254
		9,626,352
Industrials: 15.89%
Aerospace & defense: 2.88%
Mercury Systems Incorporated †	35,700	2,522,205
Teledyne Technologies Incorporated †	10,200	4,219,230
		6,741,435
Building products: 1.72%
Trex Company Incorporated †	43,900	4,018,606
Commercial services & supplies: 2.99%
Casella Waste Systems Incorporated Class A †	77,119	4,902,455
IAA Incorporated †	37,900	2,089,806
		6,992,261
Electrical equipment: 2.90%
Generac Holdings Incorporated †	20,700	6,778,215
Machinery: 0.38%
Desktop Metal Incorporated †«	59,800	891,020
Professional services: 1.65%
Clarivate plc †	145,955	3,851,752
Road & rail: 1.86%
Saia Incorporated †	18,800	4,334,904
Trading companies & distributors: 1.51%
SiteOne Landscape Supply Incorporated †	20,661	3,527,659
Information technology: 33.88%
Electronic equipment, instruments & components: 1.17%
Novanta Incorporated †	20,700	2,730,123
See accompanying notes to portfolio of investments

2  |  Wells Fargo VT Discovery Fund

Notes to portfolio of investments—March 31, 2021 (unaudited)

	Shares	Value
IT services: 16.01%
Black Knight Incorporated †	57,800	$ 4,276,622
EPAM Systems Incorporated †	10,519	4,172,782
Globant SA †	20,100	4,172,961
MongoDB Incorporated †	18,400	4,920,712
Paysafe Limited †«	226,900	3,063,150
StoneCo Limited Class A †	85,619	5,241,595
Twilio Incorporated Class A †	14,098	4,804,034
WEX Incorporated †	17,600	3,682,272
WNS Holdings Limited ADR †	42,500	3,078,700
		37,412,828
Semiconductors & semiconductor equipment: 5.85%
Enphase Energy Incorporated †	18,000	2,918,880
Lattice Semiconductor Corporation †	52,576	2,366,972
MKS Instruments Incorporated	26,600	4,932,172
Universal Display Corporation	14,600	3,456,842
		13,674,866
Software: 10.85%
Avalara Incorporated †	30,900	4,122,987
Bill.com Holdings Incorporated †	26,266	3,821,703
Crowdstrike Holdings Incorporated Class A †	20,600	3,759,706
Elastic NV †	34,900	3,880,880
Five9 Incorporated †	31,818	4,974,108
Lightspeed POS Incorporated †	50,500	3,171,905
Unity Software Incorporated †«	16,123	1,617,298
		25,348,587
Real estate: 1.47%
Equity REITs: 1.47%
QTS Realty Trust Incorporated Class A	55,400	3,437,016
Total Common stocks (Cost $150,071,426)		233,521,393

		Yield
Short-term investments: 2.37%
Investment companies: 2.37%
Securities Lending Cash Investments LLC ♠∩∞		0.04%	5,329,325	5,329,325
Wells Fargo Government Money Market Fund Select Class ♠∞		0.03	210,207	210,207
Total Short-term investments (Cost $5,539,532)				5,539,532
Total investments in securities (Cost $155,610,958)	102.31%			239,060,925
Other assets and liabilities, net	(2.31)			(5,393,359)
Total net assets	100.00%			$233,667,566

†	Non-income-earning security
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.

See accompanying notes to portfolio of investments

Wells Fargo VT Discovery Fund  |  3

Notes to portfolio of investments—March 31, 2021 (unaudited)
Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-term investments
Investment companies
Securities Lending Cash Investments LLC	$3,816,800	$23,483,468	$(21,970,943)	$0	$0	$5,329,325		5,329,325	$881#
Wells Fargo Government Money Market Fund Select Class	3,400,578	13,562,937	(16,753,308)	0	0	210,207		210,207	135
				$0	$0	$5,539,532	2.37%		$1,016

#	Amount shown represents income before fees and rebates.
See accompanying notes to portfolio of investments

4  |  Wells Fargo VT Discovery Fund

Notes to portfolio of investments—March 31, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$7,148,973	$0	$0	$7,148,973
Consumer discretionary	31,870,629	0	0	31,870,629
Financials	5,146,840	0	0	5,146,840
Health care	69,615,679	0	0	69,615,679
Industrials	37,135,852	0	0	37,135,852
Information technology	79,166,404	0	0	79,166,404
Real estate	3,437,016	0	0	3,437,016
Short-term investments
Investment companies	5,539,532	0	0	5,539,532
Total assets	$239,060,925	$0	$0	$239,060,925
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.

Wells Fargo VT Discovery Fund  |  5

Notes to portfolio of investments—March 31, 2021 (unaudited)

For the three months ended March 31, 2021, the Fund did not have any transfers into/out of Level 3.

6  |  Wells Fargo VT Discovery Fund